Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Accounts receivable	$2,398,069	$1,738,052
Less: allowance for credit losses	(93,048)	-
Total accounts receivable, net	$2,305,021	$1,738,052

Schedule of Allowance of Credit Losses

Allowance for credit losses movement is as follows:

	June 30, 2026	December 31, 2025
	(Unaudited)
Beginning balance	$-	$-
Additions	92,051	-
Foreign currency translation adjustments	997	-
Ending balance	$93,048	$-